Business combinations, 2020 (Details) $ in Thousands		9 Months Ended
	Apr. 03, 2020 USD ($) MW	Sep. 30, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 29, 2019 USD ($)
Asset Acquisition [Abstract]
Non-current project debt		$ (4,638,584)		$ (4,069,909)
Current project debt		(642,590)		(782,439)
Chile PV I [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Percentage interest acquired	35.00%
Total investment	$ 4,000
Gross capacity | MW	55
Percentage of non-controlling interests	65.00%
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets		162,489		28,738
Other non-current assets		931
Cash & cash equivalents		17,646
Other current assets		29,445		1,503
Non-current project debt		(150,087)
Current project debt		(8,357)
Other current and non-current liabilities		(4,378)		(1,512)
Non-controlling interests		(25,079)
Asset acquisition - purchase price		(22,610)		(26,190)
Net result of the asset acquisition		0		$ 0
Revenue contributed by acquisitions		13,300
Amount of profit (loss) after tax		1,700
Additional revenue amount		16,300
Additional amount of loss after tax		$ 2,300
Befesa Agua Tenes, S.L.U. [Member]
Business combinations [Abstract]
Percentage interest acquired			51.00%
Total investment			$ 19,000
Asset Acquisition [Abstract]
Asset acquisition - purchase price					$ (19,900)